                          [KEY SERIES ACCOUNT LOGO]

                                      LOGO

                       ---------------------------------

                               MUTUAL OF NEW YORK
                       ---------------------------------

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1997

THIS REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE OF ANY CONTRACTS PARTICIPATING IN THE KEYNOTE SERIES ACCOUNT, OR AS A SOLICITATION AS AN OFFER TO BUY ANY CONTRACTS UNLESS PRECEDED BY OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS THE COMPLETE INFORMATION OF CHARGES AND EXPENSES.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The stock market moved up sharply during the second quarter, setting new highs in the popular averages. Market breadth also improved as more individual stocks participated in the upswing. The economic news was very favorable, creating a return to the "Goldilocks" economy -- not too fast and not too slow. Inflation news was positive, both the producer and the consumer indices showing a flat price trend. Interest rates drifted lower, mutual fund inflows continued and stock prices exploded to the upside.

     Everything has gone right on the economic, inflation and interest rate front. There was even the beginning of a deal on resolving the Federal budget deficit. All this has not gone unnoticed, and valuations are in historic high territory. The good news may well justify such valuations and it is possible that the economy and the markets have entered a new era. However, as the market has moved higher the tolerance for any slips has decreased. Investors have substantial profits to protect, 1997 has been better than almost anyone expected. They will be inclined to move quickly to protect their gains.

     At such levels the market will suffer from any deviation from the current "just right" growth. While a weaker economy would hurt the earnings side, a stronger than expected economy is also a risk. The market has more to lose from the negative effects of inflation and interest rates, than from weaker profits.

     Stronger growth accompanied by any indication of a prospective inflation increase would quickly cause the bond market to sell off, pushing long term rates higher. The Federal Reserve would move to tighten credit and push up short rates. This would begin to slow the economy, but would increase concern about overshooting the fine tuning and causing recession. Any benefit the market would get from better earnings would be tempered by the certainty that those gains would not last in a more hostile monetary environment.

     Most importantly the negative effect of higher rates on valuation models would overcome any positive earnings impact. Competition from fixed income alternatives would begin to draw money from stocks.

     Current investor desires and expectations are for growth of around 2.5 per cent, anything significantly higher raises fears of future inflation. It's possible that this "just right" growth will continue for awhile, but at some point it's likely to deviate from this perfect path. The stock market has moved a long way in a short time and some consolidation would not be surprising. A major decline is not expected as long as growth remains moderate and inflation is subdued. Under these conditions interest rates should remain stable or decline improving the relative attractiveness of bonds.

                                          Sincerely,

                                          /s/ KENNETH M. LEVINE
                                          Kenneth M. Levine
                                          Chairman

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                     IVA SUBACCOUNT
                                                         ---------------------------------------
                                                             TAX          NON-TAX       VARIABLE
                                                          QUALIFIED      QUALIFIED      PAYOUTS
                                                         -----------     ----------     --------
ASSETS
Investments at cost (Note 4)...........................  $ 9,248,377     $2,285,336     $  8,895
                                                         ===========     ==========     ========
     Investments in MONY Series Fund, Inc. at net asset
       value (Note 2)..................................  $14,443,758     $3,545,164     $  9,567
     Amount due from MONY Series Fund, Inc. ...........        4,565            400            0
     Amount due from MONY..............................            0              0        1,294
                                                         -----------     ----------     --------
Total assets...........................................   14,448,323      3,545,564       10,861
                                                         -----------     ----------     --------
                      LIABILITIES
Amount due to MONY.....................................        4,565            400            0
Amount due to MONY Series Fund, Inc. ..................            0              0        1,294
                                                         -----------     ----------     --------
Net assets.............................................  $14,443,758     $3,545,164     $  9,567
                                                         ===========     ==========     ========

Net assets consist of:
     Contractholders' net payments.....................  $ 1,325,915     $  706,280     $(16,271)
     Undistributed net investment income...............    4,795,884      1,030,804       11,697
     Accumulated net realized gain on investments......    3,128,579        528,252       13,469
     Unrealized appreciation of investments............    5,195,381      1,279,828          672
                                                         -----------     ----------     --------
Net assets.............................................  $14,443,759     $3,545,164     $  9,567
                                                         ===========     ==========     ========
Number of units outstanding*...........................      128,683         33,790           89
                                                         -----------     ----------     --------
Net asset value per unit outstanding*..................  $    112.24     $   104.92     $ 107.98
                                                         ===========     ==========     ========

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF OPERATIONS For the six months ended June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                         IVA SUBACCOUNT
                                                            ----------------------------------------
                                                                               NON-TAX      VARIABLE
                                                            TAX-QUALIFIED     QUALIFIED     PAYOUTS
                                                            -------------     ---------     --------
Dividend income...........................................   $ 1,584,919      $ 374,420     $  2,364
Mortality and expense risk charges (Note 3)...............        68,016         16,216            0
                                                             -----------      ---------     --------
Net investment income.....................................     1,516,903        358,204        2,364
                                                             -----------      ---------     --------
Realized and unrealized gain (loss) on investments (Note
  2):
  Proceeds from sales.....................................     1,303,428        158,228       31,056
  Cost of shares sold.....................................      (773,044)       (93,111)     (28,728)
                                                             -----------      ---------     --------
Net realized gain on investments..........................       530,384         65,117        2,328
Net increase (decrease) in unrealized appreciation of
  investments.............................................       485,154        185,316       (2,744)
                                                             -----------      ---------     --------
Net realized and unrealized gain (loss) on investments....     1,015,538        250,433         (416)
                                                             -----------      ---------     --------
Net increase in net assets resulting from operations......   $ 2,532,441      $ 608,637     $  1,948
                                                             ===========      =========     ========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                IVA SUBACCOUNT
                                -------------------------------------------------------------------------------
                                            TAX                       NON-TAX                  VARIABLE
                                         QUALIFIED                   QUALIFIED                  PAYOUTS
                                ---------------------------   -----------------------   -----------------------
                                                               FOR THE                                 FOR THE
                                                  FOR THE        SIX        FOR THE                      YEAR
                                 FOR THE SIX    YEAR ENDED      MONTHS     YEAR ENDED   FOR THE SIX     ENDED
                                MONTHS ENDED     DECEMBER       ENDED       DECEMBER    MONTHS ENDED   DECEMBER
                                  JUNE 30,          31,        JUNE 30,       31,         JUNE 30,       31,
                                    1997           1996          1997         1996          1997         1996
                                -------------   -----------   ----------   ----------   ------------   --------
                                 (UNAUDITED)                  (UNAUDITED)               (UNAUDITED)
FROM OPERATIONS:
     Net investment income
       (loss).................   $  1,516,903   $  (104,330)  $  358,204   $  (24,518)    $  2,364     $    108
     Net realized gain on
       investments............        530,384       788,910       65,117      184,140        2,328        5,893
     Net increase (decrease)
       in unrealized
       appreciation of
       investments............        485,154     1,524,818      185,316      354,447       (2,744)       3,387
                                -------------   -----------   ----------   ----------   ----------     --------
Net increase in net assets
  resulting from operations...
                                -------------   -----------   ----------   ----------   ----------     --------
FROM UNIT TRANSACTIONS:
     Net proceeds from the
       issuance of units......         60,841       135,833        8,918       16,967        8,196       72,049
     Net asset value of units
       redeemed or used to
       meet contract
       obligations............     (1,235,461)   (2,081,034)    (142,011)    (496,194)     (31,056)     (77,195)
                                -------------   -----------   ----------   ----------   ----------     --------
Net decrease from unit
  transactions................     (1,174,620)   (1,945,201)    (133,093)    (479,227)     (22,860)      (5,146)
                                -------------   -----------   ----------   ----------   ----------     --------
Net increase (decrease) in net
  assets......................      1,357,821       264,197      475,544       34,842      (20,912)       4,242
Net assets beginning of
  period......................     13,085,938    12,821,741    3,069,620    3,034,778       30,479       26,237
                                -------------   -----------   ----------   ----------   ----------     --------
Net assets end of period*.....   $ 14,443,759   $13,085,938   $3,545,164   $3,069,620     $  9,567     $ 30,479
                                =============   ===========   ==========   ==========   ==========     ========
Units outstanding beginning of
  period......................        140,321       163,054       35,214       41,289          341          352
Units issued during the
  period......................            606         1,633           94          215           81          926
Units redeemed during the
  period......................        (12,244)      (24,366)      (1,518)      (6,290)        (333)        (937)
                                -------------   -----------   ----------   ----------   ----------     --------
Units outstanding end of
  period......................        128,683       140,321       33,790       35,214           89          341
                                =============   ===========   ==========   ==========   ==========     ========

* Includes undistributed net
  investment income of:          $  4,795,884   $ 3,278,981   $1,030,804   $  672,600     $ 11,697     $  9,333

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as a funding vehicle for retirement plans maintained by state educational organizations and certain other organizations to purchase tax-deferred annuities for their employees ("Group Plans") and as a funding vehicle for annuities purchased by individuals, principally for retirement purposes ("Individual Plans"). MONY is the legal holder of the assets in Keynote. This report contains information related to Individual Plans only.

     There is one sub-account which consists of three sub-accounts, two of which are available to Individual Plans, they all invest in the Equity Income Portfolio (the "Portfolio") of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act an open end, diversified, management investment company.

     The financial statements of the Portfolio, including the portfolio of investments, are contained on pages 7 through 15 of this report and should be read in conjunction with these financial statements.

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law to incur any income tax burden upon the earnings or realized capital gains attributed to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

2. SIGNIFICANT ACCOUNTING POLICIES

  Investments:

     The investment in shares of the Fund is stated at the net asset value of the Equity Income Portfolio. The Fund's net asset value is based upon market valuations of the securities held.

3. RELATED PARTY TRANSACTIONS

     Because Keynote purchases shares of the Fund, the net assets of Keynote reflect the investment management fee charged by MONY Life Insurance Company of America (a wholly-owned subsidiary of MONY), the investment adviser, which provides investment advice and related services for each of the Fund's portfolios.

     Daily charges against Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.0% for the IVA Tax Qualified and Non-Tax Qualified subaccounts and no charges are made against the IVA Variable Payouts subaccount.

                             KEYNOTE SERIES ACCOUNT

4. INVESTMENTS

     Investments in the Equity Income Portfolio of the MONY Series Fund, Inc. at cost, at June 30, 1997 (unaudited) consist of the following:

                                                                       IVA SUBACCOUNT
                                                         ------------------------------------------
                                                            TAX          NON-TAX         VARIABLE
                                                         QUALIFIED      QUALIFIED        PAYOUTS
                                                         ----------     ----------     ------------
Shares beginning of period:
     Shares............................................     558,274        130,956          1,300
     Amount............................................  $8,375,711     $1,975,108       $ 27,063
                                                         ----------     ----------       --------
Share acquired:
     Shares............................................       2,634            372            341
     Amount............................................  $   60,791     $    8,919       $  8,196
Shares received for reinvestment of dividends:
     Shares............................................      73,717         17,415            110
     Amount............................................  $1,584,919     $  374,420       $  2,364
Shares redeemed:
     Shares............................................     (56,181)        (6,767)        (1,368)
     Amount............................................  $ (773,044)    $  (93,111)      $(28,728)
                                                         ----------     ----------       --------
Net change:
     Shares............................................      20,170         11,020           (917)
     Amount............................................  $  872,666     $  290,228       $(18,168)
                                                         ----------     ----------       --------
Shares end of period:
     Shares............................................     578,444        141,976            383
     Amount............................................  $9,248,377     $2,265,336       $  8,895
                                                         ==========     ==========       ========

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

     Looking out into the second half with the expectation of slower growth, it seems that earnings gains will be more difficult to come by. Reduced consumer spending, lack of pricing power, lower revenues and the fact that most of the easy cost cutting has already taken place will limit earnings. This same set of circumstances should also produce lower interest rates, aiding valuations, but it means that stock selection will be more important in a tougher earnings environment. After a very strong first half, a somewhat defensive posture seems warranted.

     Defensive sectors which are being emphasized are the telephones, some international oils and diversified natural gas companies. Some areas which look to have relatively more stable earnings include healthcare and financial services. The final areas of emphasis -- sectors and companies which do not seem to be over extended and overexploited -- mainly fall in the economy sensitive areas. These include capital goods such as machinery and diversified manufacturing as well as basic materials, including forest products, paper and metals.

     These areas represent value as typified by above average yields. They have not all been outperformers to date, and expectations are not as high as in many of the market leaders. This strategy of being relatively fully invested respects the power of the fund inflows. It also recognizes though, that the market has been going up for a long time, and that valuations of the market are high, and that expectations for market favorites are even higher. The risks have increased and some defensiveness is in order.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 1997 (UNAUDITED)

ASSETS
Securities, at value (Note 2)*..................................................  $20,499,366
Cash............................................................................       90,267
Dividends receivable............................................................       31,447
Interest receivable.............................................................          536
Receivable for fund shares sold.................................................        1,466
Receivable for securities sold..................................................      119,830
Prepaid expense.................................................................        1,174
                                                                                  -----------
          Total assets..........................................................   20,744,086
                                                                                  -----------
LIABILITIES
Payable for fund shares redeemed................................................        5,662
Payable for securities purchased................................................       30,497
Accrued expenses:
     Investment advisory fees...................................................        7,006
     Custodian fees.............................................................          855
     Professional fees..........................................................        7,382
     Miscellaneous fees.........................................................        1,983
                                                                                  -----------
          Total liabilities.....................................................       53,385
                                                                                  -----------
Net assets......................................................................  $20,690,701
                                                                                  ===========
Net assets consist of:
     Capital stock-$.01 par value...............................................  $     8,288
     Additional paid-in capital.................................................   11,610,449
     Undistributed net investment income........................................      216,743
     Undistributed net realized gain on investments.............................    1,290,875
     Net unrealized appreciation of investments.................................    7,564,346
                                                                                  -----------
Net assets......................................................................  $20,690,701
                                                                                  ===========
Shares of capital stock outstanding.............................................      828,759
                                                                                  -----------
Net asset value per share of outstanding capital stock..........................  $     24.97
                                                                                  ===========
*Investments at cost............................................................  $12,935,020

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
     Interest....................................................................  $   13,919
     Dividends...................................................................     252,719
                                                                                   ----------
          Total investment income................................................     266,638
                                                                                   ----------
EXPENSES:
     Investment advisory fees (Note 3)...........................................      38,734
     Custodian fees..............................................................       4,455
     Professional fees...........................................................       4,075
     Directors fees..............................................................       1,454
     Miscellaneous fees..........................................................       1,177
                                                                                   ----------
          Total expenses.........................................................      49,895
                                                                                   ----------
Net investment income............................................................     216,743
                                                                                   ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
     Realized gain from security transactions (excluding short-term securities):
          Proceeds from sales....................................................   4,123,894
          Cost of securities sold................................................   2,843,999
                                                                                   ----------
Net realized gain on investments.................................................   1,279,895
Net increase in unrealized appreciation of investments...........................   2,205,133
                                                                                   ----------
Net realized and unrealized gain on investments..................................   3,485,028
                                                                                   ----------
Net increase in net assets resulting from operations.............................  $3,701,771
                                                                                   ==========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                      FOR THE         FOR THE
                                                                    SIX MONTHS      YEAR ENDED
                                                                       ENDED         DECEMBER
                                                                     JUNE 30,           31,
                                                                       1997            1996
                                                                    -----------     -----------
                                                                    (UNAUDITED)
From operations:
     Net Investment income........................................  $   216,743     $   506,646
     Net realized gain on investments (Note 2)....................    1,279,895       1,744,115
     Net increase in unrealized appreciation of investments.......    2,205,133       1,057,847
                                                                    -----------     -----------
Net increase in net assets resulting from operations..............    3,701,771       3,308,608
                                                                    -----------     -----------
Dividends and distributions to shareholders from:
     Net investment income (Note 4)...............................      774,467          34,413
     Net realized gain from investment transactions (Note 4)......    1,471,218               0
                                                                    -----------     -----------
          Total dividends and distributions to shareholder........    2,245,685          34,413
                                                                    -----------     -----------
From share transactions:
     Proceeds from the issuance of shares.........................      141,008         427,851
     Proceeds from dividends reinvested...........................    2,245,685          34,413
     Net asset value of shares redeemed...........................   (1,724,425)     (3,255,147)
                                                                    -----------     -----------
Net increase (decrease) in net assets resulting from share
  transactions....................................................      662,268      (2,792,883)
                                                                    -----------     -----------
Net increase in net assets........................................    2,118,354         481,312
Net assets beginning of period....................................   18,572,347      18,091,035
                                                                    -----------     -----------
Net assets end of period*.........................................  $20,690,701     $18,572,347
                                                                    ===========     ===========
Shares issued and redeemed:
     Issued.......................................................        5,986          20,290
     Issued in reinvestment of dividends and distributions........      104,451           1,654
     Redeemed.....................................................      (73,871)       (152,508)
                                                                    -----------     -----------
          Net increase (decrease).................................       36,566        (130,564)
                                                                    ===========     ===========
* Including undistributed net investment income of:                    $216,743        $500,290

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           JUNE 30, 1997 (UNAUDITED)


                                                                       VALUE
DESCRIPTION                                SHARES                    (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%
-------------------------------------------------
AEROSPACE/DEFENSE -- 2.1%
  Northrop Grumman Corp.                    2,000                  $  175,624
  United Technologies Corp.                 3,000                     249,000
                                                                   ----------
                                                                      424,624
                                                                   ----------
AUTOMOBILES -- 1.2%
  Ford Motor Co.                            3,000                     113,250
  General Motors Corp.                      2,500                     139,218
                                                                   ----------
                                                                      252,468
                                                                   ----------
AUTOMOTIVE PARTS -- 2.2%
  Dana Corp.                                6,000                     228,000
  Eaton Corp.                               2,500                     218,280
                                                                   ----------
                                                                      446,280
                                                                   ----------
BANKS/MONEY CENTERS -- 3.9%
  Bank of New York Co., Inc.                4,000                     174,000
  BankAmerica Corp.                         4,000                     258,248
  Bankers Trust New York Corp.              2,000                     174,000
  Chase Manhattan Corp.                     2,000                     194,124
                                                                   ----------
                                                                      800,372
                                                                   ----------
BANKS/REGIONAL -- 2.8%
  First Union Corp.                         2,500                     231,250
  NationsBank Corp.                         4,000                     258,000
  Wells Fargo & Co.                           300                      80,850
                                                                   ----------
                                                                      570,100
                                                                   ----------
CHEMICALS -- 3.6%
  du Pont (E.I.) de Nemours &
    Co.                                     6,000                     377,250
  Monsanto Co.                              5,000                     215,310
  Olin Corp.                                4,000                     156,248
                                                                   ----------
                                                                      748,808
                                                                   ----------
CONGLOMERATES -- 2.9%
  General Signal Corp.                      4,000                     174,500
  Harsco Corp.                              4,000                     162,000
  Textron Inc.                              4,000                     265,500
                                                                   ----------
                                                                      602,000
                                                                   ----------
COSMETICS -- 1.2%
  Avon Products, Inc.                       3,500                     246,967
                                                                   ----------
DRUGS -- 10.3%
  American Home Products Corp.              3,000                     229,500
  Baxter International, Inc.                4,000                     209,000
  Bristol Myers Squibb Co.                  3,500                     283,499
  Lilly (Eli) & Co.                         2,500                     273,280
  Merck and Co., Inc.                       2,500                     258,750
  Schering-Plough Corp.                     4,000                     191,500
  Smithkline Beecham P.L.C.                 3,500                     320,688
  Warner Lambert Co.                        3,000                     372,750
                                                                   ----------
                                                                    2,138,967
                                                                   ----------
ELECTRICAL EQUIPMENT -- 4.8%
  Emerson Electric Co.                      6,000                     330,372
  General Electric Co.                     10,000                     653,750
                                                                   ----------
                                                                      984,122
                                                                   ----------
ELECTRONICS -- 3.2%
  AMP Inc.                                  6,000                     250,500
  Honeywell Inc.                            2,500                     189,688
  Thomas & Betts Corp.                      4,000                     210,248
                                                                   ----------
                                                                      650,436
                                                                   ----------
FOREST PRODUCTS -- 2.0%
  Georgia Pacific Corp.                     2,500                     213,438
  Weyerhaeuser Co.                          4,000                     208,000
                                                                   ----------
                                                                      421,438
                                                                   ----------
HOSPITAL MANAGEMENT -- 0.7%
  Aetna Inc.                                1,500                     153,563
                                                                   ----------
INSURANCE -- 3.1%
  CIGNA Corp.                               1,500                     266,250
  Lincoln National Corp.                    3,000                     193,125
  St. Paul Co., Inc.                        2,500                     190,624
                                                                   ----------
                                                                      649,999
                                                                   ----------
MACHINERY -- 3.7%
  Cooper Industries, Inc.                   4,000                     199,000
  Deere & Co.                               5,000                     274,375
  Timken Co.                                8,000                     284,496
                                                                   ----------
                                                                      757,871
                                                                   ----------
METALS -- 3.4%
  Carpenter Technology Corp.                3,000                     137,250
  Freeport McMoRan Copper &
    Gold, Inc.                              3,500                     102,375
  Phelps Dodge Corp.                        2,500                     212,968
  Reynolds Metals Co.                       3,500                     249,375
                                                                   ----------
                                                                      701,968
                                                                   ----------
MISCELLANEOUS -- 1.4%
  Minnesota Mining &
    Manufacturing Co.                       2,000                     204,000
  Public Storage                            3,000                      87,750
                                                                   ----------
                                                                      291,750
                                                                   ----------
MISCELLANEOUS FINANCE -- 1.9%
  American Express Co.                      3,000                     223,500
  Federal National Mortgage
    Assn.                                   4,000                     174,500
                                                                   ----------
                                                                      398,000
                                                                   ----------
NATURAL GAS DIVERSIFIED -- 3.4%
  Consolidated Natural Gas Co.              3,000                     161,436
  El Paso Natural Gas                       3,200                     176,000
  MCM Energy Group                          1,000                      30,625
  Questar Corp.                             4,000                     161,500
  Sonat Inc.                                3,500                     179,375
                                                                   ----------
                                                                      708,936
                                                                   ----------
OFFICE & BUSINESS EQUIPMENT -- 2.5%
  Pitney-Bowes, Inc.                        3,000                     208,500
  Xerox Corp.                               4,000                     315,500
                                                                   ----------
                                                                      524,000
                                                                   ----------
OIL -- DOMESTIC -- 1.7%
  Amoco, Corp.                              2,500                     217,343
  Atlantic Richfield Co.                    2,000                     141,000
                                                                   ----------
                                                                      358,343
                                                                   ----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 1997 (UNAUDITED)

                                                                       VALUE
DESCRIPTION                                SHARES                    (NOTE 2)
--------------------------------------------------------------------------------
OIL -- INTERNATIONAL -- 6.6%
  British Petroleum                         3,000             $       224,625
  Chevron, Corp.                            2,500                     184,843
  Exxon Corp.                               5,000                     307,500
  Mobil Corp.                               3,000                     209,625
  Royal Dutch Petroleum Co.                 4,000                     217,500
  Texaco, Inc.                              2,000                     217,500
                                                              ---------------
                                                                    1,361,593
                                                              ---------------
OIL -- SERVICE &
  DRILLING -- 2.6%
  Dresser Industries Inc.                   6,000                     223,500
  Williams (The) Companies, Inc.            7,000                     306,250
                                                              ---------------
                                                                      529,750
                                                              ---------------
PAPER -- 1.9%
  International Paper Co.                   4,000                     194,248
  Union Camp Corp.                          4,000                     200,000
                                                              ---------------
                                                                      394,248
                                                              ---------------
PHOTOGRAPHY -- 0.7%
  Eastman Kodak Co.                         2,000                     153,500
                                                              ---------------
PUBLISHING -- 1.1%
  McGraw-Hill Companies,Inc.                4,000                     235,248
                                                              ---------------
RAILROADS -- 2.0%
  Norfolk Southern Corp.                    2,000                     201,500
  Union Pacific Co.                         3,000                     211,500
                                                              ---------------
                                                                      413,000
                                                              ---------------
REAL ESTATE -- 3.9%
  Bay Apartment Community, Inc.             2,000                      74,000
  Crescent Operating Inc.                     400                       4,800
  Crescent Real Estate Equities
    Inc.                                    4,000                     127,000
  Developers Diversified Realty             2,500                     100,000
  Equity Residential Properties
    Trust                                   2,000                      95,000
  Felcor Suite Hotels Inc.                  3,500                     130,375
  Health Care Property
    Investors, Inc.                         5,000                     176,250
  Irvine Apartment Communities,
    Inc.                                    3,500                     102,814
                                                              ---------------
                                                                      810,239
                                                              ---------------
SAVINGS & LOAN -- 2.8%
  Ahmanson (H.F.) & Co.                     6,000                     258,000
  Great Western Financial Corp.             6,000                     322,500
                                                              ---------------
                                                                      580,500
                                                              ---------------
SOAPS -- 1.6%
  Colgate Palmolive Co.                     5,000                     326,250
                                                              ---------------
TELECOMMUNICATIONS EQUIPMENT -- 1.2%
  Harris Corp.                              3,000                     252,000
                                                              ---------------
TOBACCO -- 1.9%
  Fortune Brands, Inc                       3,500                     130,592
  Gallaher Group P.L.C.                     3,500                      64,530
  Philip Morris Companies, Inc.             4,500                     199,688
                                                              ---------------
                                                                      394,810
                                                              ---------------
UTILITIES -- ELECTRIC -- 2.0%
  American Electric Power Co.,
    Inc.                                    3,000                     126,000
  Carolina Power & Light Co.                4,000                     143,500
  FPL Group, Inc.                           3,000                     138,186
                                                              ---------------
                                                                      407,686
                                                              ---------------
UTILITIES -- TELEPHONE -- 7.9%
  Ameritech Corp.                           3,500                     237,780
  Bell Atlantic Corp.                       3,500                     265,562
  Bellsouth Corp.                           4,500                     208,687
  GTE Corp.                                 4,000                     175,500
  NYNEX Corp.                               2,000                     115,250
  SBC Communications Inc.                   5,000                     309,375
  Sprint, Corp.                             4,000                     210,500
  U.S. West Communications Inc.             3,000                     113,057
                                                              ---------------
                                                                    1,635,711
                                                              ---------------

TOTAL COMMON STOCKS
(COST $12,761,201)                                                 20,325,547
-----------------------------------------------------------------------------


                                    PRINCIPAL AMOUNT
                                   -------------------
COMMERCIAL PAPER -- 0.9%
-----------------------------------------------------------------------------
General Electric Co.,
  5.52%, due 07/25/97
  (cost $173,819)                       $ 175,000             $       173,819
-----------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $12,935,020) 99.1%                                      $    20,499,366
OTHER ASSETS LESS LIABILITIES -- 0.9%                                 191,335
-----------------------------------------------------------------------------
NET ASSETS -- 100.0%                                          $    20,690,701
=============================================================================

The aggregate cost of securities for federal income tax purpose at June 30, 1997 is $12,946,000.

    The following amounts are based on costs for federal income tax purposes:

        Aggregate gross unrealized appreciation       $7,579,003
        Aggregate gross unrealized depreciation           (3,677)
                                                      ----------
        Net unrealized appreciation                   $7,575,326
                                                      ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------
Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     The MONY Series Fund, Inc. (the "Fund"), a Maryland corporation organized on December 14, 1984, is composed of seven different portfolios that are, in effect, separate investment funds: the Equity Growth Portfolio, the Equity Income Portfolio, the Intermediate Term Bond Portfolio, the Long Term Bond Portfolio, the Diversified Portfolio, the Government Securities Portfolio, and the Money Market Portfolio. The Fund issues a separate class of capital stock for each portfolio. Each share of capital stock issued with respect to a portfolio will have a pro-rata interest in the assets of that portfolio and will have no interest in the assets of any other portfolio. Each portfolio bears its own liabilities and also its proportionate share of the general liabilities of the Fund. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management. The Equity Income Portfolio is presented here since it is the only portfolio available to the Individual Plans of the Keynote Series Account ("Keynote").

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities in the Money Market Portfolio are valued at amortized cost.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     All other securities, when held by the Fund, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the ex-dividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and federal income tax purposes.

  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), the Investment Adviser provides investment advice and related services for each of the Fund's portfolios, administers the overall day-to-day affairs of the Fund, bears all expenses associated with calculating net asset values of the portfolios and compensates the directors, officers and employees of the Fund who are affiliated with the Investment Adviser.

                             MONY SERIES FUND, INC.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     For these services, the Investment Adviser receives an investment management fee. The fee is a daily charge equal to an annual rate of .40% of the first $400,000,000 of the aggregate average daily net assets of the portfolios,
 .35% of the next $400,000,000 of the aggregated average daily net assets of the portfolios and .30% of the aggregate average daily net assets of the portfolios in excess of $800,000,000. Each daily charge is divided among the portfolios in proportion to their net assets on that date. The Investment Adviser will reimburse the portfolios for investment management fees charged to the extent that any portfolio's aggregate ordinary operating expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed in any fiscal year 2.5% of the first $30,000,000 of the average daily net assets of such portfolio, 2.0% of the next $70,000,000 of the average daily net assets of such portfolio, and 1.5% of the daily net assets of the portfolio in excess of $100,000,000. For the six months ended June 30, 1997, the fee incurred by the Equity Income Portfolio was $38,734.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the Investment Advisory Agreement. The Investment Adviser will pay MONY for its services.

     Aggregate renumeration incurred to non-affiliated Directors of the Fund for the six months ended June 30, 1997, amounted to $1,454 for the Equity Income Portfolio.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains, if any, of the Equity Income Portfolio will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles.

     During the year ended December 31, 1996 the Equity Income Portfolio increased undistributed realized gains by $12,784, decreased undistributed net invest income by $933 and decreased additional paid-in capital by $11,851. These differences are primarily due to return of capital distributions received on investments.

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Fund has 2 billion authorized shares of capital stock with a par value of $.01 per share. 1.15 billion shares are reserved for issuance and divided into seven classes as follows: Equity Growth Portfolio (150 million shares); Equity Income Portfolio (150 million shares); Intermediate Term Bond Portfolio (150 million shares); Long Term Bond Portfolio (150 million shares); Diversified Portfolio (150 million shares); Government Securities Portfolio (150 million shares); and Money Market Portfolio (250 million shares). The remaining shares may be issued to any new or existing class upon approval of the Board of Directors.

  B. Purchases of Fund Shares:

     Shares of the Fund are sold to MONY Life Insurance Company of America and MONY for allocation to MONY America Variable Account L and MONY Variable Account L to fund benefits under Flexible Premium Variable Life and Variable Universal Life Insurance Contracts; to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A, to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to Keynote to fund benefits under Individual Annuity Plans issued by MONY.

6. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the six months ended June 30, 1997 were $2,935,111 and $4,282,266, respectively.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:



                             FOR THE SIX
                             MONTHS ENDED                             FOR THE YEARS ENDED DECEMBER 31,
                               JUNE 30,     ------------------------------------------------------------------------------------
                                 1997          1996          1995          1994           1993           1992           1991
                             ------------   -----------   -----------   -----------   ------------   ------------   ------------
                             (UNAUDITED)
Net asset value, beginning
  of period................. $     23.44    $     19.61   $     15.53   $     16.43          15.56   $      14.64   $      12.70
                             -----------    -----------   -----------   -----------   ------------   ------------   ------------
Income from investment
  operations
  Net investment income.....        0.63           0.64          0.69          0.64           0.52           0.59           0.64
  Net gains (losses) on
    investments (both
    realized and
    unrealized).............        3.81           3.23          4.45         (0.51)          1.68           0.92           1.94
    Total from investment
      operations............        4.44           3.87          5.14          0.13           2.20           1.51           2.58
                             -----------    -----------   -----------   -----------    -----------   ------------   ------------
Less distributions
  Dividends (from net
    investment income)......       (1.00)         (0.04)        (0.65)        (0.64)         (0.52)         (0.59)         (0.64)
  Distributions (from
    realized capital
    gains)..................       (1.91)          0.00         (0.41)        (0.39)         (0.81)          0.00*          0.00*
                             -----------    -----------   -----------   -----------   ------------   ------------   ------------
    Total distributions.....       (2.91)         (0.04)        (1.06)        (1.03)         (1.33)         (0.59)         (0.64)
Net asset value, end of
  period.................... $     24.97    $     23.44   $     19.61   $     15.53   $      16.43   $      15.56   $      14.64
                             ===========    ===========   ===========   ===========   ============   ============   ============
    Total return............       46.71%+        19.76%        33.12%         0.78%         14.14%         10.31%         20.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period... $20,690,701    $18,572,347   $18,091,035   $16,204,925   $151,330,311   $121,540,392   $118,114,947
Average commission rate..... $    0.0668    $    0.0593           N/A           N/A            N/A            N/A            N/A
Ratio of net investment
  income to average net
  assets....................        1.11%          2.79%         3.54%         3.53%          3.22%          3.68%          4.46%
Ratio of expenses to average
  net assets................        0.26%          0.55%         0.56%         0.48%          0.46%          0.46%          0.49%
Portfolio turnover rate.....       15.59%         29.37%        26.80%        32.48%         28.48%         35.62%         25.84%


                                 1990          1989         1988         1987
                              -----------   ----------   ----------   ----------

Net asset value, beginning
  of period.................  $     14.26   $    12.67   $    12.03   $    13.03
                              -----------   ----------   ----------   ----------
Income from investment
  operations
  Net investment income.....         0.54         0.64         0.70         0.44
  Net gains (losses) on
    investments (both
    realized and
    unrealized).............        (1.50)        2.20         1.64         0.54
    Total from investment
      operations............        (0.96)        2.84         2.34         0.98
                              -----------   ----------      -------   ----------
Less distributions
  Dividends (from net
    investment income)......        (0.60)       (0.64)       (0.66)       (0.77)
  Distributions (from
    realized capital
    gains)..................         0.00        (0.61)       (1.04)       (1.21)
                              -----------   ----------   ----------   ----------
    Total distributions.....        (0.60)       (1.25)       (1.70)       (1.98)
Net asset value, end of
  period....................  $     12.70   $    14.26   $    12.67   $    12.03
                              ===========   ==========   ==========   ==========
    Total return............        (6.73%)      22.42%       19.45%        7.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period...  $99,878,151   $6,185,876   $5,054,514   $2,945,497
Average commission rate.....          N/A          N/A          N/A          N/A
Ratio of net investment
  income to average net
  assets....................         5.39%        4.66%        5.24%        3.02%
Ratio of expenses to average
  net assets................         0.52%        0.88%        0.91%        1.50%
Portfolio turnover rate.....         8.89%       19.55%       22.70%       13.73%

---------------

* Less than $.01 per share.
+ Annualized

                      (This page intentionally left blank)

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                                     Chairman, President and Director
Joel Davis                                            Director
Michael J. Drabb                                      Director
Alan J. Hartnick                                      Director
Floyd L. Smith                                        Director
Edward E. Hill                                        Vice President-Compliance
David V. Weigel                                       Treasurer
John P. Keller                                        Controller
Frederick C. Tedeschi                                 Secretary

INVESTMENT ADVISER
MONY Life Insurance Co. of America
1740 Broadway
New York, New York 10019

PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corp.
1740 Broadway
New York, New York 10019

CUSTODIAN
Chase Manhattan Bank
4 New York Plaza
New York, New York 10004

TRANSFER AGENT
The Mutual Life Insurance Co. of New York
1740 Broadway
New York, New York 10019

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019

             [KEYNOTE SERIES ACCOUNT LOGO]

             MUTUAL OF NEW YORK
             One MONY Plaza
             PO Box 48-30
             Syracuse, New York 13221

         The Mutual Life Insurance Company of New York, New York, NY